Categories of Financial Instruments - Financial Liabilities by Category (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024		Dec. 31, 2023
Disclosure of financial liabilities [line items]
Accounts payable – trade	₩ 126,508		₩ 139,876
Derivative financial liabilities	3,437		305,088
Borrowings	615,600	[1]	718,078
Debentures	8,511,280	[1]	8,325,643
Lease liabilities	1,637,951		1,611,433
Accounts payable - other and others	5,018,850	[2]	4,539,838
Financial liabilities	15,913,626		15,639,956
Financial liabilities at fair value through profit or loss [member]
Disclosure of financial liabilities [line items]
Derivative financial liabilities	2,689		295,876
Financial liabilities	2,689		295,876
Financial liabilities measured at amortized cost [Member]
Disclosure of financial liabilities [line items]
Accounts payable – trade	126,508		139,876
Borrowings	615,600		718,078
Debentures	8,511,280		8,325,643
Lease liabilities	1,637,951		1,611,433
Accounts payable - other and others	5,018,850		4,539,838
Financial liabilities	15,910,189		15,334,868
Derivatives hedging instrument [member]
Disclosure of financial liabilities [line items]
Derivative financial liabilities	748		9,212
Financial liabilities	₩ 748		₩ 9,212

[1]	The contractual cash flow is amount that includes interest payables
[2]	The Group’s accounts payable – other and others includes amounts for payments made using electronic payments through the supplier finance arrangements. The Group pays the amount within the normal operating cycle, and no collateral is incurred in connection with the agreement and there is no substantial change in the payment conditions, therefore, the amount is classified as accounts payable – other and presented as operating cash flows in the statements of cash flows. Accounts payable – other and others relating to the supplier finance arrangements amounts to ₩298,448 million as of December 31, 2024.